Earnings per Share (Schedule of (Income)/Loss Allocated to Holders of Ordinary Shareholders) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Profit/(loss) for the year attributable to Kenon’s shareholders	$ 597,673	$ (235,978)	$ 312,652